Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 2,364
Other comprehensive income (loss) before reclassification	(3,728)
Amounts reclassified from accumulated other comprehensive income (loss)	(474)
Total other comprehensive income (loss)	(4,202)	333
Ending balance	(1,838)	2,364
Gains (Losses) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(1,309)
Other comprehensive income (loss) before reclassification	529
Amounts reclassified from accumulated other comprehensive income (loss)	0
Total other comprehensive income (loss)	529
Ending balance	(780)
Unrealized Gains (Losses) on Available-for-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	3,673
Other comprehensive income (loss) before reclassification	(4,257)
Amounts reclassified from accumulated other comprehensive income (loss)	(474)
Total other comprehensive income (loss)	(4,731)
Ending balance	$ (1,058)